4. Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Inventories
	September 30, 2013	December 31, 2012
Raw materials	$192,096	$398,510
Work in progress	150,784	116,319
Finished goods	66,315	141,568
Total	$409,195	$656,397

	2012	2011
Raw materials	$398,510	$173,510
Work in progress	116,319	11,768
Finished goods	141,568	320,678
Total	$656,397	$505,956